Debt - Key Term and Carrying Value (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Debt outstanding	$ 6,801,435	$ 7,657,700
Unamortized debt costs	(39,273)	(48,743)
Unamortized debt premium & discounts	(2,297)	(3,237)
Debt, net of unamortized costs	6,759,865	7,605,720
Asset Backed Securitization Term Notes [Member]
Debt Instrument [Line Items]
Debt outstanding	$ 2,089,035	3,032,700
Contractual Weighted Avg Interest Rate	3.79%
Asset Backed Warehouse Facility [Member]
Debt Instrument [Line Items]
Debt outstanding	$ 160,000	60,000
Contractual Weighted Avg Interest Rate	5.98%
Secrued Debt [Member]
Debt Instrument [Line Items]
Debt outstanding	$ 2,249,035	3,092,700
Corporate Notes
Debt Instrument [Line Items]
Debt outstanding	$ 1,800,000	1,800,000
Contractual Weighted Avg Interest Rate	2.82%
Revolving credit tranche
Debt Instrument [Line Items]
Debt outstanding	$ 1,155,000	1,085,000
Contractual Weighted Avg Interest Rate	5.43%
Term loan tranche
Debt Instrument [Line Items]
Debt outstanding	$ 1,597,400	1,680,000
Contractual Weighted Avg Interest Rate	5.43%
Total unsecured debt financings
Debt Instrument [Line Items]
Debt outstanding	$ 4,552,400	$ 4,565,000